REVENUES - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue [Line Items]
Gross revenue	$ 576,385	$ 626,850
Percentage of revenue	100.00%	100.00%
Less: smelting and refining costs	$ (2,584)	$ (2,629)
Revenues	573,801	624,221
Silver [Member]
Disclosure Of Revenue [Line Items]
Silver	$ 243,682	$ 237,107
Percentage of revenue	42.00%	38.00%
Gold [Member]
Disclosure Of Revenue [Line Items]
Gold	$ 332,703	$ 389,743
Percentage of revenue	58.00%	62.00%